QUARTERLY REPORT

August 31, 2020
Virtus Total Return Fund Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-866-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Directors (the “Board,” or the “Directors”) of Virtus Total Return Fund Inc. (the “Fund”) has adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution rate of $0.08 per share (rate was $0.113 per share prior to June 2020). Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.
The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/products/virtus-total-return-fund.

MESSAGE TO SHAREHOLDERS
Dear Virtus Total Return Fund Inc. Shareholder:
I am pleased to present this quarterly report, which reviews the performance of Virtus Total Return Fund Inc. for the quarter ended August 31, 2020.
For the three months ended August 31, 2020, the Fund’s net asset value (NAV) returned 6.60%, including $0.24 in reinvested distributions, and its market price returned (1.14%). For the same period, the Fund’s composite benchmark, which consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net) (representing equities) and 40% Bloomberg Barclays U.S. Aggregate Bond Index (representing fixed income), returned 1.37%, including reinvested dividends. The underlying indices returned 1.39% for equities and 1.31% for fixed income for the period.
On behalf of the Fund and its investment management teams, I thank you for entrusting your assets to us. Should you have questions about your account or require assistance, please visit the closed-end fund section of Virtus.com, or call our customer service team at 866-270-7788. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Director
Virtus Total Return Fund Inc.
October 2020

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

KEY INVESTMENT TERMS AND RISKS
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bloomberg Barclays U.S. Aggregate Bond Index: The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
FTSE Developed Core Infrastructure 50/50 Index (net): The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways, and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or may trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.
Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.
Options Overlay Strategy: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500® Index, has resulted and, in the future, may result in losses for investors.

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2020
($ reported in thousands)

	Par Value	Value
Municipal Bonds—0.4%
California—0.1%
University of California, Series B-A, Taxable 4.428%, 5/15/48	$290	$ 333
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	355	462
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	85	88
Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44	110	119
Virginia—0.2%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	565	593
Total Municipal Bonds (Identified Cost $1,405)		1,595

Foreign Government Securities—5.9%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	225	16
RegS 8.250%, 10/13/24(1)(2)	610	43
RegS 7.650%, 4/21/25(1)(2)	830	58
Dominican Republic
144A 6.875%, 1/29/26(3)	255	283
	Par Value	Value

Foreign Government Securities—continued
144A 5.950%, 1/25/27(3)	$ 425	$ 455
144A 5.875%, 1/30/60(3)	160	153
Federative Republic of Brazil
3.875%, 6/12/30	555	569
4.750%, 1/14/50	565	566
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	295	377
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(3)	1,050	1,164
144A 3.250%, 10/22/30(3)	845	915
144A 4.500%, 10/26/46(3)	640	774
Republic of Angola 144A 8.250%, 5/9/28(3)	365	310
Republic of Argentine 5.875%, 1/11/28(1)	1,945	863
Republic of Colombia
3.000%, 1/30/30	250	256
3.125%, 4/15/31	200	208
4.125%, 5/15/51	455	486
Republic of Egypt
144A 7.600%, 3/1/29(3)	635	666
144A 8.500%, 1/31/47(3)	630	646
144A 8.875%, 5/29/50(3)	200	208
Republic of Ghana 144A 8.125%, 3/26/32(3)	745	705
Republic of Indonesia
2.850%, 2/14/30	470	496
4.200%, 10/15/50	885	1,044
144A 4.350%, 1/8/27(3)	840	965
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	$ 280	$ 282
Republic of Kenya 144A 8.000%, 5/22/32(3)	405	415
Republic of Nigeria 144A 7.875%, 2/16/32(3)	610	616
Republic of Panama
4.300%, 4/29/53	400	504
3.870%, 7/23/60	445	527
Republic of Philippines 3.700%, 3/1/41	390	450
Republic of South Africa
4.850%, 9/27/27	535	538
5.650%, 9/27/47	390	349
Republic of Turkey
4.875%, 10/9/26	280	257
7.625%, 4/26/29	1,495	1,556
5.250%, 3/13/30	820	739
Republic of Uruguay 5.100%, 6/18/50	415	572
Russian Federation
RegS 4.375%, 3/21/29(2)	800	919
RegS 5.250%, 6/23/47(2)	400	544
State of Israel 2.750%, 7/3/30	450	495
State of Qatar
144A 3.750%, 4/16/30(3)	505	588
144A 4.400%, 4/16/50(3)	270	350
Ukraine
144A 7.750%, 9/1/25(3)	800	843
144A 7.253%, 3/15/33(3)	400	399
	Par Value	Value

Foreign Government Securities—continued
United Mexican States
4.500%, 1/31/50	$1,655	$ 1,808
Series M 6.500%, 6/9/22	5,044 MXN	238
Total Foreign Government Securities (Identified Cost $25,222)		25,215

Mortgage-Backed Securities—8.0%
Agency—0.3%
Federal National Mortgage Association
Pool #MA3638 4.000%, 4/1/49	747	796
Pool #CA4128 3.000%, 9/1/49	397	419
		1,215

Non-Agency—7.7%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	456	461
2018-C, A 144A 4.360%, 9/25/65(3)(4)	660	669
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,000	1,086
2015-SFR1, A 144A 3.467%, 4/17/52(3)	163	174
2015-SFR2, C 144A 4.691%, 10/17/52(3)	340	375
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(3)(4)	252	257

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.628%, 3/25/49(3)(4)	$303	$310
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	440	452
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	281	289
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	334	342
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	8	8
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	795	829
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	485	508
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	660	628
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	465	472
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	346	351
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	24	25
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	400	404
2018-2, A 144A 4.026%, 11/15/52(3)	302	326
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 3.641%, 1/25/34(4)	136	138
	Par Value	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	$ 47	$ 47
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(4)	189	190
FirstKey Homes Trust 2020-SFR1, B 144A 1.740%, 9/17/25(3)	215	215
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	184	189
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	107	109
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	322	329
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	337	341
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	965	963
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(4)	168	168
2018-2, A1 144A 3.985%, 11/25/58(3)(4)	329	339
2019-1, A1 144A 3.454%, 1/25/59(3)(4)	473	479
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.952%, 10/25/29(3)(4)	211	209
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	192	194
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	597	611
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	255	261

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	$ 715	$ 722
MASTR Alternative Loan Trust 2004-4, 6A1 5.500%, 4/25/34	44	45
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.375%, 6/25/52(3)(4)	185	184
MetLife Securitization Trust
2017-1A, M1 144A 3.667%, 4/25/55(3)(4)	135	140
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	586	627
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(4)	354	384
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	74	79
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	103	111
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	46	49
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	1,168	1,291
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	466	503
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	538	547
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	310	322
2019-EXP3, 1A8 144A 3.500%, 10/25/59(3)(4)	135	138
	Par Value	Value

Non-Agency—continued
Preston Ridge Partners Mortgage Trust LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	$654	$659
2020-2, A1 144A 3.671%, 8/25/25(3)(4)	790	790
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	323	321
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(3)	785	795
2018-SFR1, B 144A 3.484%, 3/17/35(3)	300	303
2018-SFR2, B 144A 3.841%, 8/17/35(3)	760	775
2019-SFR2, A 144A 3.147%, 5/17/36(3)	529	547
2019-SFR3, B 144A 2.571%, 9/17/36(3)	280	285
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	858	888
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(3)(4)	353	355
2019-2, A1 144A 3.475%, 11/25/24(3)(4)	168	167
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(3)(4)	161	163
2019-2, A1 144A 2.913%, 5/25/59(3)(4)	269	273
Sequoia Mortgage Trust 2013-8, B1 3.516%, 6/25/43(4)	270	276
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	579	594

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.075%, 4/25/48(3)(4)	$321	$319
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	160	166
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	385	418
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	395	424
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	480	504
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	480	527
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	121	122
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	745	781
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	590	613
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	520	455
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.755%, 5/10/45(3)(4)	250	181
VCAT LLC
2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	460	459
2020-NPL1, A1 144A 3.671%, 8/25/50(3)(4)	480	480
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	307	307
Verus Securitization Trust
	Par Value	Value

Non-Agency—continued
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	$625	$ 641
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	308	314
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	377	386
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	160	163
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	430	446
		32,787

Total Mortgage-Backed Securities (Identified Cost $33,423)		34,002

Asset-Backed Securities—4.5%
Auto Floor Plan—0.1%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(3)	355	358
Automobiles—2.4%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	17	17
2019-1, A 144A 3.750%, 5/20/22(3)	107	108
2019-1, B 144A 4.470%, 10/20/22(3)	280	280

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(3)	$279	$282
2019-2, C 144A 3.170%, 6/12/25(3)	340	346
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(3)	375	382
Avis Budget Rental Car Funding AESOP LLC 2018-1A, A 144A 3.700%, 9/20/24(3)	750	786
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	380	388
Carvana Auto Receivables Trust 2019-3A, D 144A 3.040%, 4/15/25(3)	345	352
CPS Auto Receivables Trust 2020-B, C 144A 3.300%, 4/15/26(3)	660	682
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	350	357
DT Auto Owner Trust 2019-2A, B 144A 2.990%, 4/17/23(3)	340	345
Exeter Automobile Receivables Trust
2019-1A, D 144A 4.130%, 12/16/24(3)	330	342
2019-2A, C 144A 3.300%, 3/15/24(3)	345	355
	Par Value	Value

Automobiles—continued
2019-4A, C 144A 2.440%, 9/16/24(3)	$415	$422
GLS Auto Receivables Issuer Trust 2020-3A, E 144A 4.310%, 7/15/27(3)	695	695
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	372	374
2018-3A, C 144A 4.180%, 7/15/24(3)	515	535
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(3)	162	162
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	305	313
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(3)	505	509
2019-1A, D 144A 3.010%, 8/15/25(3)	345	353
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	345	349
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	244	245
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(3)	340	346

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-1, E 144A 4.290%, 8/12/24(3)	$305	$ 308
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(3)	192	193
2020-1, B 144A 2.190%, 6/16/25(3)	665	664
		10,490

Credit Card—0.1%
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(3)	325	326
Other—1.8%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	241	246
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	180	180
2020-AA, D 144A 7.150%, 7/17/46(3)	480	484
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	585	600
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	293	294
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	112	113
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(3)	422	434
	Par Value	Value

Other—continued
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(3)	$305	$305
2019-2, B 144A 3.190%, 11/18/26(3)	315	311
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	660	702
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(3)	63	62
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	345	349
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	595	597
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(3)	338	344
Oasis Securitisation Srl 2020-2A, A 144A 4.262%, 5/15/32(3)	511	512
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	396	395
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	315	318
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	268	268
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	105	105
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	295	299

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(3)	$151	$ 148
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(3)	16	15
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(3)	235	235
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(3)	112	112
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	343	349
		7,777

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(3)	324	334
Total Asset-Backed Securities (Identified Cost $18,978)		19,285

Corporate Bonds and Notes—29.5%
Communication Services—3.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	400	400
Altice France S.A. 144A 7.375%, 5/1/26(3)	315	334
ANGI Group LLC 144A 3.875%, 8/15/28(3)	360	365
Baidu, Inc. 3.425%, 4/7/30	600	668
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	600	643
CCO Holdings LLC
144A 4.750%, 3/1/30(3)	520	559
	Par Value	Value

Communication Services—continued
144A 4.500%, 8/15/30(3)	$140	$149
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	470	486
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	66	65
144A 5.125%, 8/15/27(3)	105	106
Consolidated Communications, Inc. 6.500%, 10/1/22	470	459
CSC Holdings LLC
144A 5.750%, 1/15/30(3)	410	447
144A 4.125%, 12/1/30(3)	300	311
144A 4.625%, 12/1/30(3)	200	205
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	290	226
144A 6.625%, 8/15/27(3)	525	295
DISH DBS Corp.
5.875%, 7/15/22	275	290
5.000%, 3/15/23	205	212
7.750%, 7/1/26	165	189
Frontier Communications Corp. 144A 8.500%, 4/1/26(3)	225	228
iHeartCommunications, Inc. 8.375%, 5/1/27	238	239
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	340	357
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(3)	185	190

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Communication Services—continued
144A 3.625%, 1/15/29(3)	$510	$511
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(3)	235	231
144A 4.750%, 10/15/27(3)	125	118
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	440	260
Meredith Corp. 6.875%, 2/1/26	370	321
Northwest Fiber LLC 144A 10.750%, 6/1/28(3)	220	244
Outfront Media Capital LLC 144A 6.250%, 6/15/25(3)	445	464
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(3)	240	264
Sprint Corp. 7.875%, 9/15/23	350	407
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(3)	62	63
144A 5.152%, 3/20/28(3)	385	453
Telesat Canada 144A 6.500%, 10/15/27(3)	930	955
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	695	800
T-Mobile USA, Inc. 144A 2.550%, 2/15/31(3)	452	473
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	200	211
	Par Value	Value

Communication Services—continued
Twitter, Inc. 144A 3.875%, 12/15/27(3)	$525	$ 554
Univision Communications, Inc. 144A 6.625%, 6/1/27(3)	125	126
Virgin Media Finance plc 144A 5.000%, 7/15/30(3)	300	309
		14,187

Consumer Discretionary—3.3%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	530	545
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	565	582
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	440	461
Block Financial LLC 3.875%, 8/15/30	670	680
Carnival Corp. 144A 11.500%, 4/1/23(3)	90	100
Clarios Global LP 144A 8.500%, 5/15/27(3)	385	409
COLT Merger Sub, Inc.
144A 5.750%, 7/1/25(3)	15	16
144A 6.250%, 7/1/25(3)	135	143
144A 8.125%, 7/1/27(3)	135	143
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	335	355
Dana, Inc. 5.375%, 11/15/27	582	617

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	$385	$350
Expedia Group, Inc.
144A 6.250%, 5/1/25(3)	430	472
144A 7.000%, 5/1/25(3)	45	49
Ford Motor Co. 9.000%, 4/22/25	449	525
Ford Motor Credit Co. LLC 4.125%, 8/17/27	285	285
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	400	336
General Motors Co. 6.800%, 10/1/27	405	495
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	320	238
Hanesbrands, Inc. 144A 5.375%, 5/15/25(3)	555	592
KAR Auction Services, Inc. 144A 5.125%, 6/1/25(3)	465	469
Lear Corp. 3.800%, 9/15/27	550	589
M/I Homes, Inc. 4.950%, 2/1/28	645	669
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	495	467
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	305	337
144A 4.625%, 6/15/25(3)	65	69
	Par Value	Value

Consumer Discretionary—continued
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	$130	$ 131
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(1)(3)	224	12
PulteGroup, Inc.
7.875%, 6/15/32	235	319
6.375%, 5/15/33	280	352
QVC, Inc.
4.375%, 3/15/23	305	318
4.750%, 2/15/27	345	367
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(3)	80	84
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	480	495
144A 7.000%, 5/15/28(3)	115	113
Station Casinos LLC 144A 4.500%, 2/15/28(3)	390	371
TRI Pointe Group, Inc. 5.875%, 6/15/24	210	229
Under Armour, Inc. 3.250%, 6/15/26	470	441
Vista Outdoor, Inc. 5.875%, 10/1/23	315	320
Weekley Homes LLC 6.625%, 8/15/25	325	335
Wynn Macau Ltd. 144A 5.625%, 8/26/28(3)	350	351
		14,231

Consumer Staples—1.0%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	585	618
Altria Group, Inc. 4.800%, 2/14/29	615	735

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	$655	$ 763
BAT Capital Corp. 4.906%, 4/2/30	500	595
Chobani LLC 144A 7.500%, 4/15/25(3)	665	700
Kraft Heinz Foods Co. 144A 3.875%, 5/15/27(3)	400	428
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	215	218
		4,057

Energy—4.0%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	485	359
Antero Midstream Partners LP 144A 5.750%, 1/15/28(3)	460	407
Apache Corp. 4.625%, 11/15/25	75	77
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	335	295
BP Capital Markets plc 4.875% (5)(6)	700	764
Callon Petroleum Co. 6.125%, 10/1/24	124	41
Cheniere Energy Partners LP
5.625%, 10/1/26	300	314
4.500%, 10/1/29	340	353
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	355	351
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	225	226
Concho Resources, Inc. 2.400%, 2/15/31	730	714
	Par Value	Value

Energy—continued
CrownRock LP 144A 5.625%, 10/15/25(3)	$405	$401
DCP Midstream Operating LP
5.375%, 7/15/25	145	156
5.625%, 7/15/27	20	22
Denbury Resources, Inc. 144A 9.250%, 3/31/22(1)(3)	119	59
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	120	127
144A 6.500%, 7/1/27(3)	140	153
Geopark Ltd. 144A 6.500%, 9/21/24(3)	320	310
HollyFrontier Corp. 5.875%, 4/1/26	760	837
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(3)	425	479
144A 5.750%, 4/19/47(3)	360	450
144A 6.375%, 10/24/48(3)	355	479
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	440	595
Kinder Morgan, Inc. 7.750%, 1/15/32	25	36
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	225	240
MEG Energy Corp. 144A 7.125%, 2/1/27(3)	395	378
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)	105	— (7)
Nabors Industries, Inc. 5.750%, 2/1/25	285	82

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Occidental Petroleum Corp.
2.700%, 8/15/22	$125	$ 123
5.875%, 9/1/25	240	241
3.500%, 8/15/29	220	189
6.625%, 9/1/30	240	247
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)	26	— (7)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	345	334
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	465	383
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	660	871
Petrobras Global Finance B.V. 5.600%, 1/3/31	990	1,060
Petroleos de Venezuela S.A. 6.000%, 5/16/24(1)	665	17
Petroleos Mexicanos
6.875%, 8/4/26	400	408
6.500%, 3/13/27	295	292
6.350%, 2/12/48	280	226
144A 5.950%, 1/28/31(3)	835	754
144A 7.690%, 1/23/50(3)	265	237
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	575	651
Plains All American Pipeline LP 3.800%, 9/15/30	565	568
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	335	369
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(3)	590	656
	Par Value	Value

Energy—continued
Targa Resources Partners LP
5.875%, 4/15/26	$400	$ 421
144A 4.875%, 2/1/31(3)	120	121
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	86	69
Transocean, Inc. 144A 8.000%, 2/1/27(3)	90	28
USA Compression Partners LP 6.875%, 4/1/26	225	232
		17,202

Financials—4.9%
Acrisure LLC
144A 8.125%, 2/15/24(3)	110	116
144A 7.000%, 11/15/25(3)	670	680
AerCap Ireland Capital DAC 3.650%, 7/21/27	830	774
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	554	593
Athene Global Funding 144A 2.450%, 8/20/27(3)	720	728
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	395	447
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	685	658
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	450	485
Bancolombia S.A. 4.625%, 12/18/29	200	193
Bank of Montreal 3.803%, 12/15/32	426	472

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Bank of New York Mellon Corp. (The) Series G 4.700%	$ 530	$ 576
Brighthouse Financial, Inc.
3.700%, 6/22/27	162	170
5.625%, 5/15/30	440	512
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	660	690
Capital One Financial Corp. 3.750%, 7/28/26	655	718
Charles Schwab Corp. (The) Series G 5.375% (6)	578	634
Citadel LP 144A 4.875%, 1/15/27(3)	525	560
Discover Bank 4.682%, 8/9/28	725	758
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	350	352
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	535	593
FirstCash, Inc. 144A 4.625%, 9/1/28(3)	300	308
Goldman Sachs Group, Inc. (The) 3.850%, 1/26/27	565	643
ICAHN Enterprises LP 6.250%, 5/15/26	465	496
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	630	616
Jefferies Group LLC 4.850%, 1/15/27	300	340
JPMorgan Chase & Co. 2.956%, 5/13/31	1,130	1,213
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	320	294
	Par Value	Value

Financials—continued
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.312%, 4/20/67(4)(5)	$130	$ 92
Navient Corp. 6.750%, 6/25/25	510	532
NMI Holdings, Inc. 144A 7.375%, 6/1/25(3)	195	211
OneMain Finance Corp.
6.875%, 3/15/25	255	288
7.125%, 3/15/26	290	333
5.375%, 11/15/29	45	48
Prudential Financial, Inc.
5.875%, 9/15/42	440	470
5.625%, 6/15/43(5)	400	429
Santander Holdings USA, Inc.
3.500%, 6/7/24	200	215
4.400%, 7/13/27	435	485
Synchrony Financial 3.950%, 12/1/27	560	590
Synovus Financial Corp. 5.900%, 2/7/29	359	371
Toronto-Dominion Bank (The) 3.625%, 9/15/31	665	756
Voya Financial, Inc. 5.650%, 5/15/53	445	465
Wells Fargo & Co. Series S 5.900% (5)(6)	530	555
Zions Bancorp NA 3.250%, 10/29/29	335	335
		20,794

Health Care—2.4%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	77	76
Avantor Funding, Inc. 144A 4.625%, 7/15/28(3)	45	48

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Avantor, Inc. 144A 6.000%, 10/1/24(3)	$150	$157
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	90	100
144A 8.500%, 1/31/27(3)	270	297
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	390	415
Centene Corp.
4.625%, 12/15/29	270	296
144A 5.375%, 6/1/26(3)	90	95
Community Health Systems, Inc. 144A 6.625%, 2/15/25(3)	305	311
DaVita, Inc. 144A 3.750%, 2/15/31(3)	340	335
Encompass Health Corp.
4.500%, 2/1/28	440	451
4.750%, 2/1/30	75	78
Endo Dac
144A 9.500%, 7/31/27(3)	94	102
144A 6.000%, 6/30/28(3)	119	92
HCA, Inc.
5.375%, 2/1/25	270	304
5.625%, 9/1/28	335	398
4.125%, 6/15/29	325	374
5.125%, 6/15/39	140	173
5.250%, 6/15/49	210	262
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(3)	680	750
Jaguar Holding Co. II 144A 5.000%, 6/15/28(3)	220	233
LifePoint Health, Inc.
144A 6.750%, 4/15/25(3)	5	5
	Par Value	Value

Health Care—continued
144A 4.375%, 2/15/27(3)	$250	$249
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(3)	245	255
144A 7.250%, 2/1/28(3)	90	93
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	172	184
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	550	618
Royalty Pharma plc
144A 2.200%, 9/2/30(3)	445	439
144A 3.550%, 9/2/50(3)	271	260
Select Medical Corp. 144A 6.250%, 8/15/26(3)	530	569
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	400	394
144A 10.000%, 4/15/27(3)	135	146
Tenet Healthcare Corp.
8.125%, 4/1/22	110	119
144A 7.500%, 4/1/25(3)	50	55
144A 5.125%, 11/1/27(3)	201	212
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/1/26	215	198
144A 7.125%, 1/31/25(3)	470	509

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	$590	$ 607
		10,259

Industrials—3.3%
Alaska Airlines Pass-Through-Trust 144A 4.800%, 8/15/27(3)	580	606
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	610	654
American Airlines, Inc. 144A 11.750%, 7/15/25(3)	625	600
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	610	634
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	965	857
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	715	658
Beacon Roofing Supply, Inc. 144A 4.875%, 11/1/25(3)	360	357
Boeing Co. (The)
5.150%, 5/1/30	365	409
3.750%, 2/1/50	205	183
5.930%, 5/1/60	147	179
Bombardier, Inc.
144A 8.750%, 12/1/21(3)	345	329
144A 7.500%, 3/15/25(3)	125	92
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	593	623
DP World plc 144A 6.850%, 7/2/37(3)	530	677
Fortress Transportation and Infrastructure Investors LLC 144A 9.750%, 8/1/27(3)	65	69
	Par Value	Value

Industrials—continued
Garda World Security Corp. 144A 4.625%, 2/15/27(3)	$320	$329
GFL Environmental, Inc.
144A 7.000%, 6/1/26(3)	134	141
144A 8.500%, 5/1/27(3)	72	78
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	471	428
Hillenbrand, Inc. 4.500%, 9/15/26	640	686
Howmet Aerospace, Inc. 6.875%, 5/1/25	240	274
Meritor, Inc. 144A 6.250%, 6/1/25(3)	130	138
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	430	380
Oshkosh Corp.
4.600%, 5/15/28	492	559
3.100%, 3/1/30	195	205
Pike Corp. 144A 5.500%, 9/1/28(3)	120	121
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	645	631
Standard Industries, Inc. 144A 4.375%, 7/15/30(3)	715	758
Stanley Black & Decker, Inc. 4.000%, 3/15/60(5)	552	580
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	365	368
TransDigm, Inc. 5.500%, 11/15/27	535	522

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 7.500%, 5/15/25(3)	$535	$ 562
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(3)	325	363
		14,050

Information Technology—2.0%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	645	730
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	255	272
Black Knight InfoServ LLC 144A 3.625%, 9/1/28(3)	395	400
Broadcom, Inc. 4.150%, 11/15/30	580	652
Citrix Systems, Inc. 3.300%, 3/1/30	720	766
Dell International LLC 144A 8.100%, 7/15/36(3)	340	452
Flex Ltd. 3.750%, 2/1/26	435	472
HP, Inc. 3.400%, 6/17/30	725	783
Juniper Networks, Inc. 3.750%, 8/15/29	480	546
Microchip Technology, Inc. 144A 4.250%, 9/1/25(3)	580	604
Motorola Solutions, Inc.
4.600%, 2/23/28	413	477
4.600%, 5/23/29	260	305
NCR Corp. 144A 5.250%, 10/1/30(3)	60	61
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(3)	450	467
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	470	476
	Par Value	Value

Information Technology—continued
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	$515	$ 516
VMware, Inc.
3.900%, 8/21/27	390	434
4.700%, 5/15/30	235	276
Xerox Holdings Corp. 144A 5.500%, 8/15/28(3)	55	56
		8,745

Materials—2.3%
ARD Finance S.A. PIK Interest Capitalization 144A 6.500%, 6/30/27(3)(8)	460	472
Avient Corp. 144A 5.750%, 5/15/25(3)	550	584
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(5)	400	478
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	105	107
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	645	690
Greif, Inc. 144A 6.500%, 3/1/27(3)	345	367
Hecla Mining Co. 7.250%, 2/15/28	360	397
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	300	304
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	595	643
Kaiser Aluminum Corp.
144A 6.500%, 5/1/25(3)	40	42
144A 4.625%, 3/1/28(3)	405	401
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	612	632

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	$405	$ 394
Novelis Corp. 144A 4.750%, 1/30/30(3)	330	334
Olin Corp. 5.625%, 8/1/29	410	410
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	154	158
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(3)	505	543
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	430	453
Teck Resources Ltd. 6.125%, 10/1/35	425	501
TPC Group, Inc. 144A 10.500%, 8/1/24(3)	240	203
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	365	393
144A 6.625%, 11/1/25(3)	375	370
Tronox, Inc. 144A 6.500%, 5/1/25(3)	535	574
United States Steel Corp. 144A 12.000%, 6/1/25(3)	445	472
		9,922

Real Estate—1.7%
American Campus Communities Operating Partnership LP 3.875%, 1/30/31	645	701
EPR Properties 4.750%, 12/15/26	570	549
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	475	475
	Par Value	Value

Real Estate—continued
GLP Capital LP
5.250%, 6/1/25	$225	$ 243
5.750%, 6/1/28	502	571
5.300%, 1/15/29	160	177
Healthcare Realty Trust, Inc. 2.400%, 3/15/30	257	259
Healthcare Trust of America Holdings LP 3.100%, 2/15/30	440	464
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	615	639
iStar, Inc. 4.250%, 8/1/25	440	427
MPT Operating Partnership LP
5.000%, 10/15/27	320	338
4.625%, 8/1/29	130	139
Office Properties Income Trust 4.500%, 2/1/25	815	833
Service Properties Trust
7.500%, 9/15/25	105	114
4.950%, 2/15/27	320	294
4.375%, 2/15/30	215	186
Spirit Realty LP 3.200%, 2/15/31	625	610
Uniti Group LP 8.250%, 10/15/23	240	238
		7,257

Utilities—1.3%
American Electric Power Co., Inc. 2.300%, 3/1/30	586	601
Black Hills Corp. 2.500%, 6/15/30	560	588
CMS Energy Corp. 4.750%, 6/1/50	570	619
DPL, Inc. 4.350%, 4/15/29	430	471
Edison International 4.950%, 4/15/25	580	638

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	$240	$ 225
Ferrellgas Partners LP 8.625%, 6/15/20(1)	50	13
National Fuel Gas Co. 5.500%, 1/15/26	475	520
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	855	937
PG&E Corp. 5.250%, 7/1/30	95	95
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	70	72
144A 6.625%, 1/15/28(3)	405	406
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	385	428
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(9)	125	—
		5,613

Total Corporate Bonds and Notes (Identified Cost $122,586)		126,317

Leveraged Loans(4)—6.0%
Aerospace—0.2%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	404	394
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 7.000%, 8/18/25	140	138
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings, Inc. (3 month LIBOR + 5.250%) 6.250%, 6/20/27	$235	$ 237
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.406%, 5/30/25	181	172
Tranche F (1 month LIBOR + 2.250%) 2.406%, 12/9/25	111	105
		1,046

Chemicals—0.2%
HB Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.158%, 10/21/24	402	392
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.906%, 2/4/27	324	320
		712

Consumer Non-Durables—0.4%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	221	213
Diamond (BC) B.V.
(1 month LIBOR + 3.000%) 3.260%, 9/6/24	637	600
(3 month LIBOR + 5.000%) 6.000%, 9/6/24	130	128
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	363	359

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 4.256%, 6/30/24	$337	$ 329
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.162%, 6/16/25	304	194
		1,823

Energy—0.3%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 11.375%, 12/31/21(1)	95	2
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	279	265
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 6.250%, 4/11/22(10)	685	165
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	315	314
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.000%, 9/27/24	429	391
		1,137

	Par Value	Value

Financial—0.3%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.656%, 8/4/25	$475	$ 476
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.156%, 6/16/25	248	234
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	270	269
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.904%, 6/28/23	201	195
Ryan Specialty Group LLC (3 month LIBOR + 3.250%) 0.000%, 9/1/27(11)	65	65
		1,239

Food / Tobacco—0.4%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	429	424
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	392	387
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.844%, 5/23/25	512	498

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	$126	$ 121
Shearer’s Foods LLC Second Lien (1 month LIBOR + 6.750%) 7.750%, 6/30/22	465	462
		1,892

Forest Prod / Containers—0.1%
BWay Holding Co. (2 month LIBOR + 3.250%) 3.523%, 4/3/24	402	381
Gaming / Leisure—0.6%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 4.250%, 7/3/23	285	243
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	75	75
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	95	93
Everi Payments, Inc.
(3 month LIBOR + 10.500%) 11.500%, 5/9/24	35	36
Tranche B (3 month LIBOR + 2.750%) 3.822%, 5/9/24	200	193
Gateway Casinos & Entertainment Ltd. PIK Interest Capitalization (3 month LIBOR + 6.500%) 7.500%, 12/1/23(12)	379	335
	Par Value	Value

Gaming / Leisure—continued
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	$ 25	$ 28
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	363	315
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.656%, 2/12/27	527	446
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.472%, 8/14/24	177	165
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 3.808%, 7/10/25	119	119
UFC Holdings LLC Tranche B (3 month LIBOR + 3.250%) 4.250%, 4/29/26	364	358
		2,406

Healthcare—0.7%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.662%, 10/31/25	158	153
AHP Health Partners, Inc. (3 month LIBOR + 4.500%) 5.500%, 6/30/25	184	184
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 2.933%, 11/27/25	136	133

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.072%, 6/7/23	$360	$ 354
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.906%, 10/10/25	157	113
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.906%, 11/17/25	428	419
Milano Acquisition Corp. (3 month LIBOR + 4.000%) 0.000%, 8/17/27(11)	480	476
Navicure, Inc. (1 month LIBOR + 4.000%) 4.156%, 10/22/26	159	155
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	320	279
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 3.406%, 6/30/25	264	254
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 3.412%, 3/5/26	309	304
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.906%, 7/2/25	438	390
		3,214

	Par Value	Value

Housing—0.1%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	$274	$273
Information Technology—0.5%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	124	126
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.414%, 10/9/26	115	110
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.406%, 10/2/25	315	309
Epicor Software Corp. Tranche B (1 month LIBOR + 4.250%) 5.250%, 7/30/27	335	335
Redstone Holdco 2 LP (3 month LIBOR + 5.000%) 0.000%, 9/1/27(11)	205	205
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.906%, 4/16/25	104	101
Tranche B-4 (1 month LIBOR + 1.750%) 1.906%, 4/16/25	73	71
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	485	484

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	$ 15	$ 15
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 3.406%, 7/2/25	315	315
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.156%, 3/2/27	284	278
		2,349

Manufacturing—0.3%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 8/17/22	282	244
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.156%, 3/29/25	465	456
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	320	302
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	403	328
		1,330

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.410%, 8/24/26	119	101
	Par Value	Value

Media / Telecom - Broadcasting—continued
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.906%, 9/18/26	$308	$301
		402

Media / Telecom - Cable/Wireless Video—0.2%
Intelsat Jackson Holdings S.A. Tranche B-5 (6 month LIBOR + 8.00%) 8.625%, 1/2/24(10)	260	262
UPC Broadband Holding B.V.
Tranche B-1 (3 month LIBOR + 3.500%) 0.000%, 1/31/29(11)	235	233
Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 1/31/29(11)	240	238
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.662%, 4/30/28	135	130
		863

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.406%, 3/15/27	174	168

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	$175	$170
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.352%, 6/17/24	225	226
Northwest Fiber LLC Tranche B, First Lien (1 month LIBOR + 5.500%) 5.656%, 4/30/27	85	85
		649

Media / Telecom - Wireless Communications—0.2%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.406%, 4/4/26	203	199
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.156%, 4/1/27	560	561
		760

Retail—0.1%
Leslie’s Poolmart, Inc. Tranche B-2 (1 month LIBOR + 3.500%) 3.656%, 8/16/23	340	333
Neiman Marcus Group Ltd. LLC (3 month PRIME + 7.000%) 10.250%, 10/25/23(1)	146	24
		357

	Par Value	Value

Service—0.7%
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	$260	$259
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	398	358
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.750%) 3.920%, 2/6/26	568	567
GFL Environmental, Inc. 2018 (3 month LIBOR + 3.000%) 4.000%, 5/30/25	424	421
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 4.572%, 6/30/24	113	93
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.906%, 2/14/25	541	521
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 1/3/25	450	426
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.156%, 9/3/26	308	303

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Par Value	Value

Service—continued
TKC Holdings, Inc. First Lien (2 month LIBOR + 3.750%) 4.750%, 2/1/23	$218	$ 204
		3,152

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	452	381
First Brands Group LLC Tranche B-3, First Lien (2 month LIBOR + 7.500%) 8.500%, 2/2/24	185	181
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.658%, 4/30/26	263	257
		819

Utility—0.2%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	247	243
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	467	459
	Par Value	Value

Utility—continued
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.410%, 4/5/26	$231	$ 225
PG&E Corp. (3 month LIBOR + 4.500%) 5.500%, 6/23/25	95	93
		1,020

Total Leveraged Loans (Identified Cost $27,113)		25,824

	Shares
Preferred Stocks—1.3%
Financials—1.2%
Citigroup, Inc. Series P, 5.950%	460 (13)	497
Discover Financial Services Series D, 6.125%(5)	233 (13)	251
Fifth Third Bancorp Series L, 4.500%(5)	584 (13)	598
Huntington Bancshares, Inc. Series E, 5.700%	297 (13)	283
JPMorgan Chase & Co. Series HH, 4.600%	285 (13)	286
KeyCorp Series D, 5.000%(14)	920 (13)	940
MetLife, Inc. Series D, 5.875%	329 (13)	364
PNC Financial Services Group, Inc. (The) Series S, 5.000%	755 (13)	804
Truist Financial Corp. Series Q, 5.100%(5)	565 (13)	620

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Shares	Value
Financials—continued
Zions Bancorp NA, 6.950%	17,485	$ 487
		5,130

Industrials—0.1%
General Electric Co. Series D, 5.000%	622 (13)	485
Total Preferred Stocks (Identified Cost $5,594)		5,615

Common Stocks—81.0%
Communication Services—2.6%
Cellnex Telecom SA	176,111	11,282
Clear Channel Outdoor Holdings, Inc.(15)	2,887	3
		11,285

Energy—8.3%
Cheniere Energy, Inc.(15)	85,840	4,468
Enbridge, Inc.	326,715	10,461
Frontera Energy Corp.	1,636	4
Kinder Morgan, Inc.	336,004	4,644
Pembina Pipeline Corp.	144,545	3,579
TC Energy Corp.	164,655	7,683
Williams Cos., Inc. (The)	226,365	4,699
		35,538

Industrials—21.4%
Aena SME SA(15)	75,168	11,222
Atlantia SpA(15)	369,210	5,873
Auckland International Airport Ltd.(15)	1,104,806	4,934
Canadian Pacific Railway Ltd.	22,150	6,549
Ferrovial SA	209,474	5,594
Flughafen Zuerich AG(15)	24,365	3,666
Norfolk Southern Corp.	49,081	10,431
Sydney Airport(15)	1,524,691	6,432
Transurban Group	1,423,118	14,128
Union Pacific Corp.	75,217	14,475
Vinci SA(15)	86,891	8,148
		91,452

	Shares	Value

Real Estate—8.7%
American Tower Corp.	89,125	$ 22,206
Crown Castle International Corp.	92,460	15,094
		37,300

Utilities—40.0%
Ameren Corp.	76,515	6,053
American Electric Power Co., Inc.	120,145	9,471
American Water Works Co., Inc.	47,835	6,761
Atmos Energy Corp.	53,185	5,309
CenterPoint Energy, Inc.	230,285	4,622
CMS Energy Corp.	109,055	6,597
Dominion Energy, Inc.	194,935	15,291
DTE Energy Co.	40,860	4,849
Edison International	125,225	6,572
EDP - Energias de Portugal SA	1,337,098	6,769
Emera, Inc.	84,910	3,466
Enel SpA	630,400	5,709
Essential Utilities, Inc.	111,745	4,749
Fortis, Inc.	145,900	5,836
Iberdrola SA	567,273	7,142
National Grid plc	800,020	9,017
NextEra Energy, Inc.	80,226	22,397
NiSource, Inc.	199,100	4,412
Orsted A/S	63,878	9,038
Public Service Enterprise Group, Inc.	155,190	8,107
Sempra Energy	92,825	11,478
Spire, Inc.	53,430	3,110
Xcel Energy, Inc.	62,374	4,333
		171,088

Total Common Stocks (Identified Cost $330,098)		346,663

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(9)	2,084	2
Total Rights (Identified Cost $2)		2

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
	Shares	Value

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(9)(15)	1,228	$ 9
Total Warrant (Identified Cost $21)		9

Total Long-Term Investments—136.6% (Identified Cost $564,442)		584,527

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.044%)(16)	1,580,756	1,581
Total Short-Term Investment (Identified Cost $1,581)		1,581

TOTAL INVESTMENTS—137.0% (Identified Cost $566,023)		$ 586,108(17)
Other assets and liabilities, net—(37.0)%		(158,316)
NET ASSETS—100.0%		$ 427,792

Abbreviations:
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, these securities amounted to a value of $128,531 or 30.0% of net assets.
(4)	Variable rate security. Rate disclosed is as of August 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	Amount is less than $500.
(8)	47% of the income received was in cash and 53% was in PIK.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	This loan will settle after August 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
(12)	99% of the income received was in cash and 1% was in PIK.
(13)	Value shown as par value.
(14)	Interest may be forfeited.
(15)	Non-income producing.
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(17)	All or a portion of the portfolio segregated as collateral for borrowings.

Foreign Currencies:
MXN	Mexican Peso

Country Weightings†
United States	65%
Canada	8
Spain	6
Australia	4
Italy	2
United Kingdom	2
Denmark	2
Other	11
Total	100%
† % of total investments as of August 31, 2020.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of August 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 19,285	$ —	$ 19,285	$—
Corporate Bonds and Notes	126,317	—	126,317	— (1)
Foreign Government Securities	25,215	—	25,215	—
Leveraged Loans	25,824	—	25,824	—
Mortgage-Backed Securities	34,002	—	34,002	—
Municipal Bonds	1,595	—	1,595	—
Equity Securities:
Common Stocks	346,663	346,663	—	—
Preferred Stocks	5,615	487	5,128	—
Rights	2	—	—	2
Warrant	9	—	—	9
Money Market Mutual Fund	1,581	1,581	—	—
Total Investments	$586,108	$348,731	$237,366	$11

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $9 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Securities held by the Fund with an end of period value of $419 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended August 31, 2020.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Unaudited)
August 31, 2020
(Reported in thousands except for the per share amounts)
	Total Net Assets		Net Asset Value per share
Beginning of period: November 30, 2019		$487,899		$10.33
Net investment income*	$ 9,023		$ 0.19
Net realized and unrealized loss on investments	(27,568)		(0.58)
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(43,476)		(0.92)
Capital share transactions: Issuance of common stock related to reinvestment of distributions	1,914		—
Net increase (decrease) in net assets/net asset value		(60,107)		(1.31)
End of period: August 31, 2020		$427,792		$ 9.02

*	Calculated using average shares outstanding.
**	Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of August 31, 2020, we estimate that 21.0% of distributions will represent net investment income, and 79.0% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2020
Note 1. Significant Accounting Policies
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
•     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

VIRTUS TOTAL RETURN FUND INC.
101 Munson Street
Greenfield, MA 01301-9668
Board of Directors
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
James B. Rogers, Jr.
R. Keith Walton
Brian T. Zino
William R. Moyer, Advisory Member
Thomas J. Brown, Honorary Member
Hassell H. McClellan, Honorary Member
Richard E. Segerson, Honorary Member
Officers
George R. Aylward, President and Chief Executive Officer
Francis G. Waltman, Executive Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Peter Batchelar, Senior Vice President
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare
P.O. Box 505005
Louisville, KY 40233-5005
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Total Return Fund Inc.
c/o Computershare Investor Services
P.O. Box 505005
Louisville, KY 40233-5005
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
Q-3	10-20